COMMITMENTS AND CONTINGENCIES (Details) MMBTU in Millions	12 Months Ended
Dec. 31, 2021 MMBTU item
Commitments and Contingencies Disclosure [Abstract]
Long-term purchase commitment, minimum quantity required (in cargo) | item	1
Each cargo quantity, minimum (in MMBtu)	3.3
Each cargo quantity, maximum (in MMBtu)	3.6